INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Provision for income taxes	¥ 0	$ 0	¥ 0	¥ 0
Hong Kong
Income Taxes
Provision for income taxes	¥ 0
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	16.50%	16.50%
PRC
Income Taxes
Preferential tax rate	15.00%	15.00%
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	(2.00%)	(2.00%)	(3.00%)
Tax effect of inter group loan waiver			(35.00%)
Effect of enacted tax rate change	2.00%	2.00%	6.00%
Effect of change in valuation allowance	(25.00%)	(25.00%)	7.00%
Effective tax rate	0.00%	0.00%	0.00%